Income Taxes (Details 3) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Net deferred tax assets
US
Deferred tax assets
Net operating losses carry forwards	929,099	1,325,043
Valuation allowance	(929,099)	(1,323,043)
CANADA
Deferred tax assets
Net operating losses carry forwards	169,156	24,983
Valuation allowance	$ (169,156)	$ (24,983)